Other Operating Income	12 Months Ended
Dec. 31, 2022
Other Operating Income Abstract
Other operating income

8. Other operating income

Other operating income for the year ended December 31, 2022 amounts to EUR 18,850 thousand (respectively EUR 9,386 thousand in 2021 and EUR 5,230 thousand in 2020), relating mainly to (i) contributions from customers for pre-feasibility and feasibility study, development and customization of SG proprietary products; (ii) design and samples activities to perform and improve feasibility study on customized containment solutions; (iii) development and validation activities such as closure validation relating to the last project milestones that allow products industrialization; (iv) post development and validation analysis performed on containment and drug delivery solutions to assure safety and quality; (v) manual samples preparation and packaging (vi) contract modification fees and (vii) other recharges.

In particular, for the year ended December 31, 2022, other income includes approximately EUR 7.6 million related to contract modifications disclosed in the second and third quarters of 2022, of which a portion was tied to a decrease in COVID-19 related orders.

Other operating income also includes a contribution of EUR 3 million from a strategic partner for the joint development of the intellectual property underlying an SG proprietary product which was accrued in the fourth quarter of fiscal year 2022.

For the years ended December 31, 2021 and 2020 operating income other than grants amounted to EUR 9,210 thousand and EUR 4,958 thousand respectively.

For the year ended December 31, 2022 other operating income includes grants of EUR 156 thousand received by Ompi Pharma Packaging Tech. Co Ltd and Stevanato Group S.p.A.:

- grant of EUR 150 thousand for machinery technical renovation to support the implementation of intelligent manufacturing projects;

- tax credit of EUR 6 thousand for sanification connected to COVID-19.

For the year ended December 31, 2021 other operating income include also EUR 176 thousand related to grants received by Ompi Pharma Packaging Tech. Co Ltd and Nuova Ompi of which:

- grant of EUR 106 thousand for machinery technical renovation to support implementation of intelligent manufacturing projects;

- tax credit of EUR 28 thousand for sanification connected to COVID-19.

For the year ended December 31, 2020 the grants received by Nuova Ompi amounted to EUR 272 thousand are broken down as follows:

- EUR 244 thousand from the so-called Sustainable Growth Fund promoted by the Ministry for Productive Activities, in relation to an innovative research project for the development of a series of prototype solutions of innovative glass containers (called Alba) for the primary packaging of parental drugs characterized by the presence of an internal coating;

- tax credit of EUR 28 thousand for sanification connected to COVID-19.